Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Barclays Capital Inc. (the "Company")

745 7th Avenue

New York, NY 10019

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, (as the engaging party), Barclays Commercial Mortgage Securities LLC, Barclays Capital Real Estate Inc., BNP Paribas Securities Corp., Morgan Stanley & Co. LLC, Morgan Stanley Bank, N.A., and Morgan Stanley Mortgage Capital Holdings LLC (Collectively “Morgan Stanley”), who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the NYC Commercial Mortgage Trust 2025-YORK, Commercial Mortgage Pass-Through Certificates, Series 2025-YORK securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by a mortgaged property (the “Mortgaged Property”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Property (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The value of the Mortgaged Property securing the Mortgage Loan Asset; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Cut-off Date” refers to the date of October 10, 2025.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on May 16, 2025 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	NYC 2025-YORK Accounting Tape 9.18.2025.xlsx (provided on September 18, 2025).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to a signed or draft appraisal document or exhibit or an Excel file containing information from the Appraisal Report provided the Company.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

●	The phrase “Engineering Report” refers to a draft or signed property condition assessment document or exhibit.
●	The phrase “Environmental Report” refers to a draft or signed phase I and phase II (if applicable) environmental document or exhibit.
●	The phrase “Loan Agreement” refers to a draft or signed loan agreement and any exhibits or schedules thereof.
●	The phrase “Fee Schedule” refers to documentation provided by the Company for the administrative fee rate.
●	The phrase “Title Policy” refers to a draft or signed proforma title policy or commitment
●	The phrase "Mezzanine Loan Agreement” refers to a signed or draft mezzanine loan agreement and any amendments or exhibits thereof.
●	The phrase “Underwriting File” refers to the Excel file provided by the Company, which includes rent roll information and historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From August 12, 2025 through September 18, 2025, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

September 18, 2025

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

NYC 2025-YORK	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Loan #	None - Company Provided	None
2	% of Initial Pooled Balance	Recalculation	None
3	Loan/Property Flag	None - Company Provided	None
4	Property Name	None - Company Provided	None
5	Originator	Loan Agreement	None
6	Seller	None - Company Provided	None
7	Street Address	Appraisal Report	None
8	City	Appraisal Report	None
9	State	Appraisal Report	None
10	Zip Code	Appraisal Report	None
11	Number of Properties	Appraisal Report	None
12	Property Type	Appraisal Report	None
13	Property Subtype	Appraisal Report	None
14	Year Built	Appraisal Report	None
15	Year Renovated	Appraisal Report	None
16	Total Square Feet	Underwriting File	None
17	Occupancy (%)	Underwriting File	None
18	Occupancy Date	Underwriting File	None
19	Mortgage Loan Original Balance ($)	Loan Agreement	None
20	Mortgage Loan Cut-off Balance ($)	Recalculation	None
21	Mortgage Loan Cut-off Balance / Square Foot ($)	Recalculation	None
22	Mortgage Loan Maturity Balance ($)	Recalculation	None
23	Mezzanine Loan Original Balance ($)	Mezzanine Loan Agreement	None
24	Mezzanine Loan Cut-Off Balance ($)	Recalculation	None
25	Mezzanine Loan Cut-off Balance / Square Foot ($)	Recalculation	None
26	Mezzanine Loan Maturity Balance ($)	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

NYC 2025-YORK	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
27	Total Debt Original Balance ($)	Recalculation	None
28	Total Debt Cut-Off Balance ($)	Recalculation	None
29	Total Debt Cut-off Balance / Square Foot ($)	Recalculation	None
30	Total Debt Maturity Balance ($)	Recalculation	None
31	Mortgage Loan Margin %	None - Company Provided	None
32	Mezzanine Loan Margin %	None - Company Provided	None
33	Total Debt Margin %	Recalculation	None
34	Assumed SOFR	None - Company Provided	None
35	Mortgage Loan SOFR Floor %	Loan Agreement	None
36	Mezzanine Loan SOFR Floor %	Mezzanine Loan Agreement	None
37	Total Debt SOFR Floor %	Recalculation	None
38	SOFR Cap Strike Price %	Loan Agreement	None
39	SOFR Cap Expiration	None - Company Provided	None
40	Mezzanine Cap Strike Price %	Mezzanine Loan Agreement	None
41	Mortgage Loan Index	Loan Agreement	None
42	Floating Rate Change Frequency	Loan Agreement	None
43	Interest Rate Cap Provider	None - Company Provided	None
44	Mortgage Loan Rate %	Recalculation	None
45	Mortgage Loan Interest Rate (at SOFR Cap)	Recalculation	None
46	Mortgage Loan Admin. Fee %	Fee Schedule	None
47	Net Mortgage Loan Rate %	Recalculation	None
48	Mezzanine Loan Rate %	Recalculation	None
49	Total Debt Rate %	Recalculation	None
50	Mortgage Accrual Type	Loan Agreement	None
51	Amortization Type	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

NYC 2025-YORK	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
52	Note Date	None - Company Provided	None
53	First Payment Date	Loan Agreement	None
54	Initial Original Term	Recalculation	None
55	Initial Remaining Term	Recalculation	None
56	Initial Maturity Date	Loan Agreement	None
57	Seasoning	Recalculation	None
58	Extension Options	Loan Agreement	None
59	Extension Spread Increase Description	Loan Agreement	None
60	First Extension Fee	Loan Agreement	None
61	Second Extension Fee	Loan Agreement	None
62	Third Extension Fee	Loan Agreement	None
63	Fourth Extension Fee	Loan Agreement	None
64	Fifth Extension Fee	Loan Agreement	None
65	Exit Fee	Loan Agreement	None
66	SOFR Cap After Extension	Loan Agreement	None
67	Fully Extended Original Term	Recalculation	None
68	Fully Extended Remaining Term	Recalculation	None
69	Fully Extended Maturity Date	Loan Agreement	None
70	Payment Due Date	Loan Agreement	None
71	Grace Period (Late Payment)	Loan Agreement	None
72	Grace Period (Default)	Loan Agreement	None
73	Interest Accrual Start	Loan Agreement	None
74	Interest Accrual End	Loan Agreement	None
75	SOFR Lookback Days	Loan Agreement	None
76	Mortgage Loan Monthly Debt Service ($) at Loan Rate	Recalculation	None
77	Mortgage Loan Annual Debt Service ($) at Loan Rate	Recalculation	None
78	Mortgage Loan Monthly Debt Service ($) at Cap Rate	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

NYC 2025-YORK	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
79	Mortgage Loan Annual Debt Service ($) at Cap Rate	Recalculation	None
80	Mezzanine Loan Monthly Debt Service ($) at Loan Rate	Recalculation	None
81	Mezzanine Loan Annual Debt Service ($) at Loan Rate	Recalculation	None
82	Mezzanine Loan Monthly Debt Service ($) at Cap Rate	Recalculation	None
83	Mezzanine Loan Annual Debt Service ($) at Cap Rate	Recalculation	None
84	Total Loan Monthly Debt Service ($) at Loan Rate	Recalculation	None
85	Total Loan Annual Debt Service ($) at Loan Rate	Recalculation	None
86	Total Loan Monthly Debt Service ($) at Cap Rate	Recalculation	None
87	Total Loan Annual Debt Service ($) at Cap Rate	Recalculation	None
88	Prepayment Provision (Payments)	Loan Agreement	None
89	Prepayment Provision Comments	Loan Agreement	None
90	Partial Release Allowed?	Loan Agreement	None
91	Partial Release Description	Loan Agreement	None
92	As-Is Appraised Value ($)	Appraisal Report	None
93	As-Is Appraised Value ($) Per Square Foot	Recalculation	None
94	As-Stabilized Appraised Value ($)	Not Applicable*	None
95	As-Stabilized Appraised Value ($) Per Square Foot	Not Applicable*	None
96	As-Is Appraisal Date	Appraisal Report	None
97	As-Stabilized Appraisal Date	Not Applicable*	None
98	Environmental Report Date	Environmental Report	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

NYC 2025-YORK	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
99	Engineering Report Date	Engineering Report	None
100	As-Is Mortgage Loan Cutoff Date LTV %	Recalculation	None
101	As-Is Mortgage Loan Maturity Date LTV %	Recalculation	None
102	As-Is Total Debt Cutoff Date LTV %	Recalculation	None
103	As-Is Total Debt Maturity Date LTV %	Recalculation	None
104	As-Stabilized Mortgage Loan Cutoff Date LTV %	Not Applicable*	None
105	As-Stabilized Mortgage Loan Maturity Date LTV %	Not Applicable*	None
106	2022 Revenues ($)	Underwriting File	$1
107	2022 Expenses ($)	Underwriting File	$1
108	2022 NOI ($)	Underwriting File	$1
109	2022 NCF ($)	Underwriting File	$1
110	2023 Revenues ($)	Underwriting File	$1
111	2023 Expenses ($)	Underwriting File	$1
112	2023 NOI ($)	Underwriting File	$1
113	2023 NCF ($)	Underwriting File	$1
114	2024 Revenues ($)	Underwriting File	$1
115	2024 Expenses ($)	Underwriting File	$1
116	2024 NOI ($)	Underwriting File	$1
117	2024 NCF ($)	Underwriting File	$1
118	UW (in place) Occupancy	Underwriting File	None
119	UW (in place) Revenues ($)	Underwriting File	$1
120	UW (in place) Total Expenses ($)	Underwriting File	$1
121	UW (in place) NOI ($)	Underwriting File	$1
122	UW (in place) Replacement Reserves ($)	Underwriting File	$1
123	UW (in place) TI/LC ($)	Underwriting File	$1
124	UW (in place) NCF ($)	Underwriting File	$1
125	Mortgage Loan UW (in place) NOI DSCR at Loan Rate	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

NYC 2025-YORK	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
126	Mortgage Loan UW (in place) NCF DSCR at Loan Rate	Recalculation	None
127	Mortgage Loan UW (in place) NOI DSCR at Cap Rate	Recalculation	None
128	Mortgage Loan UW (in place) NCF DSCR at Cap Rate	Recalculation	None
129	Mortgage Loan UW (in place) NOI Debt Yield %	Recalculation	None
130	Mortgage Loan UW (in place) NCF Debt Yield %	Recalculation	None
131	Total Debt UW (in place) NOI DSCR at Loan Rate	Recalculation	None
132	Total Debt UW (in place) NCF DSCR at Loan Rate	Recalculation	None
133	Total Debt UW (in place) NOI DSCR at Cap Rate	Recalculation	None
134	Total Debt UW (in place) NCF DSCR at Cap Rate	Recalculation	None
135	Total Debt UW (in place) NOI Debt Yield %	Recalculation	None
136	Total Debt UW (in place) NCF Debt Yield %	Recalculation	None
137	Lien Position	Title Policy	None
138	Title Type	Title Policy	None
139	Ground Lease Expiration Date (Fully Extended)	Not Applicable*	None
140	Annual Ground Rent	Not Applicable*	None
141	PML %	Not Applicable*	None
142	PML Report Date	Not Applicable*	None
143	Upfront Capex Reserve ($)	Loan Agreement	None
144	Upfront Engin. Reserve ($)	Loan Agreement	None
145	Upfront TI/LC Reserve ($)	Loan Agreement	None
146	Upfront RE Tax Reserve ($)	Loan Agreement	None
147	Upfront Ins. Reserve ($)	Loan Agreement	None
148	Upfront Other Reserve ($)	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

NYC 2025-YORK	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
149	Upfront Other Reserve Description	Loan Agreement	None
150	Monthly Capex Reserve ($)	Loan Agreement	None
151	Monthly TI/LC Reserve ($)	Loan Agreement	None
152	Monthly RE Tax Reserve ($)	None - Company Provided	None
153	Monthly Ins. Reserve ($)	Loan Agreement	None
154	Monthly Other Reserve ($)	Loan Agreement	None
155	Monthly Other Reserve Description	Loan Agreement	None
156	Trigger Period Description	Loan Agreement	None
157	Largest Tenant	Underwriting File	None
158	Largest Tenant Unit Size	Underwriting File	None
159	Largest Tenant Lease Expiration Date	Underwriting File	None
160	Second Largest Tenant	Underwriting File	None
161	Second Largest Tenant Unit Size	Underwriting File	None
162	Second Largest Tenant Lease Expiration Date	Underwriting File	None
163	Third Largest Tenant	Underwriting File	None
164	Third Largest Tenant Unit Size	Underwriting File	None
165	Third Largest Tenant Lease Expiration Date	Underwriting File	None
166	Fourth Largest Tenant	Underwriting File	None
167	Fourth Largest Tenant Unit Size	Underwriting File	None
168	Fourth Largest Tenant Lease Expiration Date	Underwriting File	None
169	Fifth Largest Tenant	Underwriting File	None
170	Fifth Largest Tenant Unit Size	Underwriting File	None
171	Fifth Largest Tenant Lease Expiration Date	Underwriting File	None
172	Loan Purpose	None - Company Provided	None
173	Borrower Name	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

NYC 2025-YORK	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
174	Single Purpose Borrower (Y/N)	Loan Agreement	None
175	Principal / Sponsor	Loan Agreement	None
176	Carveout Guarantor	Loan Agreement	None
177	Property Manager	Loan Agreement	None
178	Lockbox (Y/N)	Loan Agreement	None
179	Lockbox Type	Loan Agreement	None
180	Cash Management	Loan Agreement	None
181	Assumption Frequency	Loan Agreement	None
182	Assumption Fee	Loan Agreement	None
183	Future Debt Permitted (Y/N)	Loan Agreement	None
184	Future Debt Description	Loan Agreement	None

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

NYC 2025-YORK	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
2	% of Initial Pooled Balance	Quotient of (i) Mortgage Loan Cut-off Balance ($) and (ii) Mortgage Loan Cut-off Balance ($).
20	Mortgage Loan Cut-off Balance ($)	Set equal to the Mortgage Loan Original Balance ($).
21	Mortgage Loan Cut-off Balance / Square Foot ($)	Quotient of (i) Mortgage Loan Cut-off Balance ($) and (ii) Total Square Feet.
22	Mortgage Loan Maturity Balance ($)	Set equal to the Mortgage Loan Original Balance ($).
24	Mezzanine Loan Cut-Off Balance ($)	Set equal to the Mezzanine Loan Original Balance ($).
25	Mezzanine Loan Cut-off Balance / Square Foot ($)	Quotient of (i) Mezzanine Loan Cut-off Balance ($) and (ii) Total Square Feet.
26	Mezzanine Loan Maturity Balance ($)	Set equal to the Mezzanine Loan Original Balance ($).
27	Total Debt Original Balance ($)	Sum of (i) Mortgage Loan Original Balance ($) and (ii) Mezzanine Loan Original Balance ($).
28	Total Debt Cut-Off Balance ($)	Sum of (i) Mortgage Loan Cut-off Balance ($) and (ii) Mezzanine Loan Cut-off Balance ($).
29	Total Debt Cut-off Balance / Square Foot ($)	Quotient of (i) Total Debt Cut-off Balance ($) and (ii) Total Square Feet.
30	Total Debt Maturity Balance ($)	Sum of (i) Mortgage Loan Maturity Balance ($) and (ii) Mezzanine Loan Maturity Balance ($).
33	Total Debt Margin %	Quotient of (i) Sum of product of (a) Mortgage Loan Cut-off Balance ($) and Mortgage Loan Margin % and (b) Mezzanine Loan Cut-off Balance and Mezzanine Loan Margin % and (ii) Total Debt Cut-Off Balance ($).
37	Total Debt SOFR Floor %	Quotient of (i) Sum of product of (a) Mortgage Loan Cut-off Balance ($) and Mortgage Loan SOFR Floor % and (b) Mezzanine Loan Cut-off Balance and Mezzanine Loan SOFR Floor % and (ii) Total Debt Cut-Off Balance ($).
44	Mortgage Loan Rate %	Sum of (i) Mortgage Loan Margin % and (ii) Assumed SOFR.
45	Mortgage Loan Interest Rate (at SOFR Cap)	Sum of (i) Mortgage Loan Margin % and (ii) SOFR Cap Strike Price %.
47	Net Mortgage Loan Rate %	The difference between (i) Mortgage Loan Rate % and (ii) Mortgage Loan Admin. Fee %.
48	Mezzanine Loan Rate %	Sum of (i) Mezzanine Loan Margin % and (ii) Assumed SOFR.
49	Total Debt Rate %	Sum of (i) Total Debt Margin % and (ii) Assumed SOFR %.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

NYC 2025-YORK	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
54	Initial Original Term	Count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and including (ii) Initial Maturity Date.
55	Initial Remaining Term	Difference between (i) Initial Original Term and (ii) Seasoning.
57	Seasoning	Count of the number of monthly payment dates, from and inclusive of (i) the First Payment Date and (ii) the Cut-off Date.
67	Fully Extended Original Term	Count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and including (ii) Fully Extended Maturity Date.
68	Fully Extended Remaining Term	Difference between (i) Fully Extended Original Term and (ii) Seasoning.
76	Mortgage Loan Monthly Debt Service ($) at Loan Rate	Quotient of (i) product of (a) Mortgage Loan Cut-off Balance ($), (b) Mortgage Loan Interest Rate %, and (c) the Mortgage Accrual Type and (ii) 12.
77	Mortgage Loan Annual Debt Service ($) at Loan Rate	Product of (i) Mortgage Loan Monthly Debt Service ($) at Loan Rate and (ii) 12.
78	Mortgage Loan Monthly Debt Service ($) at Cap Rate	Quotient of (i) product of (a) Mortgage Loan Cut-off Balance ($), (b) Mortgage Loan Interest Rate (at SOFR Cap), and (c) the Mortgage Accrual Type and (ii) 12.
79	Mortgage Loan Annual Debt Service ($) at Cap Rate	Product of (i) Mortgage Loan Monthly Debt Service ($) at Cap Rate and (ii) 12.
80	Mezzanine Loan Monthly Debt Service ($) at Loan Rate	Quotient of (i) product of (a) Mezzanine Loan Cut-Off Balance ($), (b) Mezzanine Loan Rate %, and (c) the Mortgage Accrual Type and (ii) 12.
81	Mezzanine Loan Annual Debt Service ($) at Loan Rate	Product of (i) Mezzanine Loan Monthly Debt Service ($) at Loan Rate and (ii) 12.
82	Mezzanine Loan Monthly Debt Service ($) at Cap Rate	Quotient of (i) product of (a) Mezzanine Loan Cut-Off Balance ($), (b) the sum of (x) Mezzanine Loan Margin % and (y) Mezzanine Cap Strike Price %, (c) the Mortgage Accrual Type and (ii) 12.
83	Mezzanine Loan Annual Debt Service ($) at Cap Rate	Product of (i) Mezzanine Loan Monthly Debt Service ($) at Cap Rate and (ii) 12.
84	Total Loan Monthly Debt Service ($) at Loan Rate	Sum of (i) Mortgage Loan Monthly Debt Service ($) at Loan Rate and (ii) Mezzanine Loan Monthly Debt Service ($) at Loan Rate.
85	Total Loan Annual Debt Service ($) at Loan Rate	Sum of (i) Mortgage Loan Annual Debt Service ($) at Loan Rate and (ii) Mezzanine Loan Annual Debt Service ($) at Loan Rate.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15

NYC 2025-YORK	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
86	Total Loan Monthly Debt Service ($) at Cap Rate	Sum of (i) Mortgage Loan Monthly Debt Service ($) at Cap Rate and (ii) Mezzanine Loan Monthly Debt Service ($) at Cap Rate.
87	Total Loan Annual Debt Service ($) at Cap Rate	Sum of (i) Mortgage Loan Annual Debt Service ($) at Cap Rate and (ii) Mezzanine Loan Annual Debt Service ($) at Cap Rate.
93	As-Is Appraised Value ($) Per Square Foot	Quotient of (i) the As-is Appraised Value ($) and (ii) Total Square Feet.
100	As-Is Mortgage Loan Cutoff Date LTV %	Quotient of (i) Mortgage Loan Cut-off Balance ($) and (ii) the As-is Appraised Value ($).
101	As-Is Mortgage Loan Maturity Date LTV %	Quotient of (i) Mortgage Loan Maturity Balance ($) and (ii) the As-is Appraised Value ($).
102	As-Is Total Debt Cutoff Date LTV %	Quotient of (i) Total Debt Cut-off Balance ($) and (ii) the As-is Appraised Value ($).
103	As-Is Total Debt Maturity Date LTV %	Quotient of (i) Total Debt Maturity Balance ($) and (ii) the As-is Appraised Value ($).
125	Mortgage Loan UW (in place) NOI DSCR at Loan Rate	Quotient of (i) UW (in place) NOI ($) and (ii) Mortgage Loan Annual Debt Service ($) at Loan Rate.
126	Mortgage Loan UW (in place) NCF DSCR at Loan Rate	Quotient of (i) UW (in place) NCF ($) and (ii) Mortgage Loan Annual Debt Service ($) at Loan Rate.
127	Mortgage Loan UW (in place) NOI DSCR at Cap Rate	Quotient of (i) UW (in place) NOI ($) and (ii) Mortgage Loan Annual Debt Service ($) at Cap Rate.
128	Mortgage Loan UW (in place) NCF DSCR at Cap Rate	Quotient of (i) UW (in place) NCF ($) and (ii) Mortgage Loan Annual Debt Service ($) at Cap Rate.
129	Mortgage Loan UW (in place) NOI Debt Yield %	Quotient of (i) UW (in place) NOI and (ii) Mortgage Loan Cut-off Balance ($).
130	Mortgage Loan UW (in place) NCF Debt Yield %	Quotient of (i) UW (in place) NCF and (ii) Mortgage Loan Cut-off Balance ($).
131	Total Debt UW (in place) NOI DSCR at Loan Rate	Quotient of (i) UW (in place) NOI and (ii) Total Loan Monthly Debt Service ($) at Loan Rate.
132	Total Debt UW (in place) NCF DSCR at Loan Rate	Quotient of (i) UW (in place) NCF and (ii) Total Loan Monthly Debt Service ($) at Loan Rate.
133	Total Debt UW (in place) NOI DSCR at Cap Rate	Quotient of (i) UW (in place) NOI and (ii) Total Loan Annual Debt Service ($) at Cap Rate.
134	Total Debt UW (in place) NCF DSCR at Cap Rate	Quotient of (i) UW (in place) NCF and (ii) Total Loan Annual Debt Service ($) at Cap Rate.
135	Total Debt UW (in place) NOI Debt Yield %	Quotient of (i) UW (in place) NOI and (ii) Total Debt Cut-Off Balance ($).
136	Total Debt UW (in place) NCF Debt Yield %	Quotient of (i) UW (in place) NCF and (ii) Total Debt Cut-Off Balance ($).

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